Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Company's reportable segments

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total
At or for the year ended December 31, 2012:
Interest income — external customers	$30,816	0	0	30,816
Non-interest income — external customers	8,990	0	0	8,990
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	6,220	(6,406)	0
Interest expense	7,143	0	(4)	7,139
Amortization of mortgage servicing rights, net	732	0	0	732
Other non-interest expense	23,345	779	(186)	23,938
Income tax expense	0	132	0	132
Net income	6,228	5,313	(6,220)	5,321
Total assets	653,315	64,135	(64,123)	653,327
At or for the year ended December 31, 2011:
Interest income — external customers	$39,541	0	0	39,541
Non-interest income — external customers	6,863	0	0	6,863
Gain on limited partnerships	6	0	0	6
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	(10,519)	10,333	0
Interest expense	11,139	0	(4)	11,135
Amortization of mortgage servicing rights, net	562	0	0	562
Other non-interest expense	28,127	1,049	(186)	28,990
Net loss	(10,510)	(11,564)	10,519	(11,555)
Total assets	790,115	59,005	(58,965)	790,155
At or for the year ended December 31, 2010:
Interest income — external customers	$48,270	0	0	48,270
Non-interest income — external customers	7,302	0	0	7,302
Loss on limited partnerships	(31)	0	0	(31)
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	174	(27,833)	27,659	0
Interest expense	17,263	0	(4)	17,259
Amortization of mortgage servicing rights, net	482	0	0	482
Other non-interest expense	26,423	825	(174)	27,074
Income tax expense	5,991	332	0	6,323
Net loss	(27,825)	(28,986)	27,833	(28,978)
Total assets	880,570	70,100	(70,052)	880,618